B8 Trade payables	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
B8 Trade payables

Trade payables

	2025	2024

Trade payables to associates	471	413

Trade payables excluding associates	25,864	29,760

Total	26,335	30,173
Of the trade payables, invoices included in the supplier payment program (SPP) are as follows:

	2025	2024

Opening balance	8,210	8,255

New invoices	26,319	24,984

Payments to bank	–24,369	–25,615

Translation difference	–523	586

Closing balance 1)	9,637	8,210

1) Of which suppliers already received payments from bank at year end	6,301	6,398
Range of payment due dates for year end invoices

	2025	2024

Trade payables in SPP	76 to 180 days	76 to 180 days

Trade payables not in SPP	0 to 154 days	0 to 180 days